Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of lease term of right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years

Schedule of right-of-use assets

EURm	Buildings	Other	Total
2024
Acquisition cost at 1 January	1 434	275	1 709
Additions(1)	36	95	131
Assets held for sale	(25)	(47)	(72)
Retirements	(48)	(38)	(86)
Translation differences	25	1	26
Acquisition cost at 31 December	1 422	286	1 708
Accumulated depreciation at 1 January	(677)	(126)	(803)
Depreciation	(135)	(88)	(223)
Impairment	(43)	—	(43)
Assets held for sale	4	40	44
Retirements	48	38	86
Translation differences	(10)	(1)	(11)
Accumulated depreciation at 31 December	(813)	(137)	(950)

Net book value at 1 January	757	149	906
Net book value at 31 December	609	149	758

2023
Acquisition cost at 1 January	1 423	241	1 664
Additions(1)	74	129	203
Retirements	(39)	(96)	(135)
Translation differences	(24)	1	(23)
Acquisition cost at 31 December	1 434	275	1 709
Accumulated depreciation at 1 January	(589)	(146)	(735)
Depreciation	(140)	(76)	(216)
Impairment	2	—	2
Retirements	39	96	135
Translation differences	11	—	11
Accumulated depreciation at 31 December	(677)	(126)	(803)

Net book value at 1 January	834	95	929
Net book value at 31 December	757	149	906
(1) Additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Schedule of amounts recognized in statements	Amounts recognized in the income statement

EURm	2024	2023	2022
Depreciation of right-of-use assets(1)	(223)	(216)	(225)
Interest expense on lease liabilities(1)	(33)	(28)	(26)
Impairment charges, net of reversals	(43)	2	6
Total	(299)	(242)	(245)
(1)Includes amounts related to both continuing and discontinued operations.
Amounts reported in the statement of cash flows

EURm	2024	2023	2022
Payment of principal portion of lease liabilities(1)	(233)	(239)	(217)
Interest paid on lease liabilities(1)	(33)	(28)	(26)
Total	(266)	(267)	(243)
(1) Includes amounts related to both continuing and discontinued operations.